UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                          May 26, 2006 to June 26, 2006


Commission File Number of issuing entity:  333-132809-10


                          GSAA Home Equity Trust 2006-9
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132809


                          GS MORTGAGE SECURITIES CORP.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                        51-0583856, 51-0583858, 51-0583859
                            -------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                      (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

              Registered/reporting pursuant to (check one)
              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
   A1            [   ]           [   ]           [ x ]
   A2            [   ]           [   ]           [ x ]
   A3            [   ]           [   ]           [ x ]
   A4A           [   ]           [   ]           [ x ]
   A4B           [   ]           [   ]           [ x ]
   M1            [   ]           [   ]           [ x ]
   M2            [   ]           [   ]           [ x ]
   M3            [   ]           [   ]           [ x ]
   M4            [   ]           [   ]           [ x ]
   M5            [   ]           [   ]           [ x ]
   B1            [   ]           [   ]           [ x ]
   B2            [   ]           [   ]           [ x ]
   R             [   ]           [   ]           [ x ]
   RC            [   ]           [   ]           [ x ]
   RX            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On June 26, 2006 a distribution was made to holders of GSAA Home Equity Trust 2006-9, Asset-Backed Certificates, Series 2006-9.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

PART II - OTHER INFORMATION

Item 3.  Sales of Securities and Use of Proceeds.

         On the closing date of the issuance of the Certificates, the Class B-3, Class X and Class P Certificates were sold by the depositor to Goldman, Sachs & Co. in a transaction exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Section 4(2) under the Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Form on Form 10-D:

         Statement to Certificateholders on June 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                GS Mortgage Securities Corp.
                                ----------------------------
                                (Depositor)

                          By:   /s/ Michelle Gill
                                ------------------------
                                Michelle Gill
                                Vice President

                        Date:   July 7, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of GSAA Home Equity Trust 2006-9, Asset-Backed Certificates, Series 2006-9 relating to the June 26, 2006 distribution.


                                     EX-99.1
                          GSAA Home Equity Trust 2006-9
                                 June 26, 2006

                               Table of Contents
                                                               Page
Distribution Report                                              2
Factor Report                                                    2
Delinquency by Group                                             9
REO Group Report                                                10
Foreclosure Group Report                                        10
Bankruptcy Group Report                                         10



          If there are any questions or problems with this statement, please contact the Administrator listed below:

                                Michael O Bullen
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 New York Plaza
                               New York, New York
                    Tel: (212) 623-4506 / Fax: (212) 623-5931
                      Email: michael.o.bullen@jpmchase.com


----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
  A1      724,918,000.00    724,918,000.00    28,626,474.40     3,203,105.56      31,829,579.96     0.00    0.00    696,291,525.60
  A2      237,590,000.00    237,590,000.00             0.00     1,064,130.96       1,064,130.96     0.00    0.00    237,590,000.00
  A3      255,442,000.00    255,442,000.00             0.00     1,152,886.02       1,152,886.02     0.00    0.00    255,442,000.00
  A4A     244,624,000.00    244,624,000.00             0.00     1,120,913.04       1,120,913.04     0.00    0.00    244,624,000.00
  A4B      27,181,000.00     27,181,000.00             0.00       125,250.61         125,250.61     0.00    0.00     27,181,000.00
  M1       28,726,000.00     28,726,000.00             0.00       132,617.37         132,617.37     0.00    0.00     28,726,000.00
  M2       14,363,000.00     14,363,000.00             0.00        66,556.05          66,556.05     0.00    0.00     14,363,000.00
  M3       10,373,000.00     10,373,000.00             0.00        48,156.29          48,156.29     0.00    0.00     10,373,000.00
  M4       12,765,000.00     12,765,000.00             0.00        60,140.44          60,140.44     0.00    0.00     12,765,000.00
  M5        7,980,000.00      7,980,000.00             0.00        38,146.34          38,146.34     0.00    0.00      7,980,000.00
  B1        7,980,000.00      7,980,000.00             0.00        41,994.47          41,994.47     0.00    0.00      7,980,000.00
  B2        7,980,000.00      7,980,000.00             0.00        47,766.67          47,766.67     0.00    0.00      7,980,000.00
  B3        7,980,000.00      7,980,000.00             0.00        48,659.99          48,659.99     0.00    0.00      7,980,000.00
   R              100.00            100.00           100.00             0.00             100.00     0.00    0.00              0.00
  RC              100.00            100.00           100.00             0.00             100.00     0.00    0.00              0.00
  RX              100.00            100.00           100.00             0.00             100.00     0.00    0.00              0.00
   X        8,145,248.42      8,145,248.42       165,010.68     1,172,936.09       1,337,946.77     0.00    0.00      7,980,237.74
   P                0.00              0.00             0.00        25,644.78          25,644.78     0.00    0.00              0.00
TOTALS  1,596,047,548.42  1,596,047,548.42    28,791,785.08     8,348,904.68      37,140,689.76     0.00    0.00  1,567,255,763.34
-----------------------------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------------------------------
                                        FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                              ENDING            PASS-THRU
CLASS        CUSIP        PRINCIPAL       PRINCIPAL        INTEREST        TOTAL               PRINCIPAL           RATE
----------------------------------------------------------------------------------------------------------------------------------
   A1        362382AD5    1,000.00000000     39.48925865     4.41857639      43.90783504          960.51074135      5.131250%
   A2        362382AE3    1,000.00000000      0.00000000     4.47885416       4.47885416        1,000.00000000      5.201250%
   A3        362382AF0    1,000.00000000      0.00000000     4.51329860       4.51329860        1,000.00000000      5.241250%
   A4A       362382AG8    1,000.00000000      0.00000000     4.58218752       4.58218752        1,000.00000000      5.321250%
   A4B       362382AH6    1,000.00000000      0.00000000     4.60802068       4.60802068        1,000.00000000      5.351250%
   M1        362382AJ2    1,000.00000000      0.00000000     4.61663197       4.61663197        1,000.00000000      5.361250%
   M2        362382AK9    1,000.00000000      0.00000000     4.63385435       4.63385435        1,000.00000000      5.381250%
   M3        362382AL7    1,000.00000000      0.00000000     4.64246505       4.64246505        1,000.00000000      5.391250%
   M4        362382AM5    1,000.00000000      0.00000000     4.71135449       4.71135449        1,000.00000000      5.471250%
   M5        362382AN3    1,000.00000000      0.00000000     4.78024311       4.78024311        1,000.00000000      5.551250%
   B1        362382AP8    1,000.00000000      0.00000000     5.26246491       5.26246491        1,000.00000000      6.111250%
   B2        362382AQ6    1,000.00000000      0.00000000     5.98579825       5.98579825        1,000.00000000      6.951250%
   B3        362382AA1    1,000.00000000      0.00000000     6.09774311       6.09774311        1,000.00000000      7.081250%
    R        362382AR4    1,000.00000000  1,000.00000000     0.00000000   1,000.00000000            0.00000000      0.000000%
   RC        362382AS2    1,000.00000000  1,000.00000000     0.00000000   1,000.00000000            0.00000000      0.000000%
   RX        362382AT0    1,000.00000000  1,000.00000000     0.00000000   1,000.00000000            0.00000000      0.000000%
    X        362382AB9    1,000.00000000     20.25852024   144.00249440     164.26101464          979.74147976      0.000000%
 TOTALS                   1,000.00000000     18.03942815     5.23098744      23.27041559          981.96057185
----------------------------------------------------------------------------------------------------------------------------------

Section 4.02(i)      Principal Payments
                     Scheduled Principal Collected                                                                    192,963.50
                     Payoff Principal                                                                              27,231,234.32
                     Curtailments & Principal Adj                                                                   1,367,587.26
                     Principal Insurance Proceeds                                                                           0.00
                     Principal Condemnation Proceeds                                                                        0.00
                     Principal Liquidation Proceeds                                                                         0.00
                     Purchased Mortgage Loans                                                                               0.00
                     Substitution Adjustments                                                                               0.00
                     Subsequent Recoveries                                                                                  0.00
                     Total Principal Payments                                                                      28,791,785.08

Section 4.02(ii)     Total Interest Collections                                                                     8,542,438.99

                     Interest Payments of Offered Certificates
                     Class A1                                                                                       3,203,105.56
                     Class A2                                                                                       1,064,130.96
                     Class A3                                                                                       1,152,886.02
                     Class A4A                                                                                      1,120,913.03
                     Class A4B                                                                                        125,250.61
                     Class M1                                                                                         132,617.37
                     Class M2                                                                                          66,556.05
                     Class M3                                                                                          48,156.29
                     Class M4                                                                                          60,140.44
                     Class M5                                                                                          38,146.34
                     Class B1                                                                                          41,994.47
                     Class B2                                                                                          47,766.67
                     Class B3                                                                                          48,659.99
                     Total Interest Payments                                                                        7,150,323.81

                     Unpaid Interest Amounts included in Distribution
                     Class A1                                                                                               0.00
                     Class A2                                                                                               0.00
                     Class A3                                                                                               0.00
                     Class A4A                                                                                              0.00
                     Class A4B                                                                                              0.00
                     Class M1                                                                                               0.00
                     Class M2                                                                                               0.00
                     Class M3                                                                                               0.00
                     Class M4                                                                                               0.00
                     Class M5                                                                                               0.00
                     Class B1                                                                                               0.00
                     Class B2                                                                                               0.00
                     Class B3                                                                                               0.00
                     Total Unpaid Interest Amounts                                                                          0.00

                     Remaining Unpaid Interest Amounts after distribution
                     Class A1                                                                                               0.00
                     Class A2                                                                                               0.00
                     Class A3                                                                                               0.00
                     Class A4A                                                                                              0.00
                     Class A4B                                                                                              0.00
                     Class M1                                                                                               0.00
                     Class M2                                                                                               0.00
                     Class M3                                                                                               0.00
                     Class M4                                                                                               0.00
                     Class M5                                                                                               0.00
                     Class B1                                                                                               0.00
                     Class B2                                                                                               0.00
                     Class B3                                                                                               0.00
                     Total Remaining Unpaid Interest Amounts                                                                0.00

                     Basis Risk Carry Forward Amounts for the Distribution Date
                     Class A1                                                                                               0.00
                     Class A2                                                                                               0.00
                     Class A3                                                                                               0.00
                     Class A4A                                                                                              0.00
                     Class A4B                                                                                              0.00
                     Class M1                                                                                               0.00
                     Class M2                                                                                               0.00
                     Class M3                                                                                               0.00
                     Class M4                                                                                               0.00
                     Class M5                                                                                               0.00
                     Class B1                                                                                               0.00
                     Class B2                                                                                           4,280.52
                     Class B3                                                                                           5,173.84
                     Total Basis Risk Carry Forward Amounts                                                             9,454.36

                     Basis Risk Carry Forward Amounts covered by withdrawals from Excess Reserve Fund Account
                     Class A1                                                                                               0.00
                     Class A2                                                                                               0.00
                     Class A3                                                                                               0.00
                     Class A4A                                                                                              0.00
                     Class A4B                                                                                              0.00
                     Class M1                                                                                               0.00
                     Class M2                                                                                               0.00
                     Class M3                                                                                               0.00
                     Class M4                                                                                               0.00
                     Class M5                                                                                               0.00
                     Class B1                                                                                               0.00
                     Class B2                                                                                           4,280.52
                     Class B3                                                                                           5,173.84
                     Total Basis Risk Carry Forward Amounts covered                                                     9,454.36

Section 4.02(iii)    Principal Shortfalls
                     Class A1                                                                                               0.00
                     Class A2                                                                                               0.00
                     Class A3                                                                                               0.00
                     Class A4A                                                                                              0.00
                     Class A4B                                                                                              0.00
                     Class M1                                                                                               0.00
                     Class M2                                                                                               0.00
                     Class M3                                                                                               0.00
                     Class M4                                                                                               0.00
                     Class M5                                                                                               0.00
                     Class B1                                                                                               0.00
                     Class B2                                                                                               0.00
                     Class B3                                                                                               0.00
                     Total Principal Shortfalls                                                                             0.00

                     Interest Shortfalls
                     Class A1                                                                                               0.00
                     Class A2                                                                                               0.00
                     Class A3                                                                                               0.00
                     Class A4A                                                                                              0.00
                     Class A4B                                                                                              0.00
                     Class M1                                                                                               0.00
                     Class M2                                                                                               0.00
                     Class M3                                                                                               0.00
                     Class M4                                                                                               0.00
                     Class M5                                                                                               0.00
                     Class B1                                                                                               0.00
                     Class B2                                                                                               0.00
                     Class B3                                                                                               0.00
                     Total Interest Shortfalls                                                                              0.00

                     Basis Risk Carry Forward Amount not covered by Excess Reserve Fund Account
                     Class A1                                                                                               0.00
                     Class A2                                                                                               0.00
                     Class A3                                                                                               0.00
                     Class A4A                                                                                              0.00
                     Class A4B                                                                                              0.00
                     Class M1                                                                                               0.00
                     Class M2                                                                                               0.00
                     Class M3                                                                                               0.00
                     Class M4                                                                                               0.00
                     Class M5                                                                                               0.00
                     Class B1                                                                                               0.00
                     Class B2                                                                                               0.00
                     Class B3                                                                                               0.00
                     Total Basis Risk Carry Forward Amount not covered                                                      0.00

Section 4.02(iv)     Ending Class Certificate Balance of each class of Offered Certificates
                     Class A1                                                                                       696,291,525.60
                     Class A2                                                                                       237,590,000.00
                     Class A3                                                                                       255,442,000.00
                     Class A4A                                                                                      244,624,000.00
                     Class A4B                                                                                       27,181,000.00
                     Class M1                                                                                        28,726,000.00
                     Class M2                                                                                        14,363,000.00
                     Class M3                                                                                        10,373,000.00
                     Class M4                                                                                        12,765,000.00
                     Class M5                                                                                         7,980,000.00
                     Class B1                                                                                         7,980,000.00
                     Class B2                                                                                         7,980,000.00
                     Class B3                                                                                         7,980,000.00
                     Class R                                                                                                  0.00
                     Class RC                                                                                                 0.00
                     Class RX                                                                                                 0.00
                     Total Ending Class Certificate Balance                                                       1,559,275,525.60

Section 4.02(v)      Pool Stated Principal Balance
                     Beginning Stated Balance:                                                                    1,596,047,548.42
                     Ending Stated Balance:                                                                       1,567,255,763.34

Section 4.02(vi)     Servicing Fees paid to or retained by the Servicer                                                  15,119.86

Section 4.02(viii)   Pass-Through Rate for each Class of Offered Certificates
                     Class A1                                                                                             5.131250
                     Class A2                                                                                             5.201250
                     Class A3                                                                                             5.241250
                     Class A4A                                                                                            5.321250
                     Class A4B                                                                                            5.351250
                     Class M1                                                                                             5.361250
                     Class M2                                                                                             5.381250
                     Class M3                                                                                             5.391250
                     Class M4                                                                                             5.471250
                     Class M5                                                                                             5.551250
                     Class B1                                                                                             6.111250
                     Class B2                                                                                             6.951250
                     Class B3                                                                                             7.081250


Section 4.02(ix)     Amount of Advances included in the distribution                                                  7,032,044.81
                     Aggregate Amount of Advances reported by Servicer or Trustee                                     7,337,113.98


PLEASE NOTE:
More detailed information regarding the mortgage loans, including the percentage of mortgage loans in the transaction affected by Hurricane Katrina, can be viewed at:
http://www.absnet.net/subscribe/gsdata.asp
The information will be posted at such time as it becomes available.


      Delinquency by Group
            Group 1
            Category            Number           Principal Balance        Percentage
            1 Month               15               3,550,684.57                 0.23%
            2 Month                9               2,564,560.92                 0.16%
            3 Month                2               1,058,136.07                 0.07%
             Total                26               7,173,381.56                 0.46%

       Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Loans have become REO Property

                                   REO Group Report
     Group Number        Number of Loans  Principal Balance      Percentage
              1                 0                       0.00              0.00%
         Total                  0                       0.00              0.00%


Loans in Foreclosures

                               Foreclosure Group Report
       Group Number       Number of Loans    Principal Balance            Percentage
               1                 0                     0.00                     0.00%
          Total                  0                     0.00                     0.00%


Loans in Bankruptcy
                                  Bankruptcy Group Report
       Group Number                Number of Loans      Principal Balance      Percentage
                1                         0                   0.00               0.00%
            Total                         0                   0.00               0.00%

Section 4.02(x)          Aggregate Monthly Payments due on all Outstanding Mortgage Loans
                         Preceding 1 calendar month                                                                           N/A
                         Preceding 2 calendar month                                                                           N/A
                         Preceding 3 calendar month                                                                           N/A
                         Preceding 4 calendar month                                                                           N/A
                         Preceding 5 calendar month                                                                           N/A
                         Preceding 6 calendar month                                                                           N/A
                         Preceding 7 calendar month                                                                           N/A
                         Preceding 8 calendar month                                                                           N/A
                         Preceding 9 calendar month                                                                           N/A
                         Preceding 10 calendar month                                                                          N/A
                         Preceding 11 calendar month                                                                          N/A
                         Preceding 12 calendar month                                                                          N/A

                         Monthly Payments delinquent 60 days or more
                         Preceding 1 calendar month                                                                           N/A
                         Preceding 2 calendar month                                                                           N/A
                         Preceding 3 calendar month                                                                           N/A
                         Preceding 4 calendar month                                                                           N/A
                         Preceding 5 calendar month                                                                           N/A
                         Preceding 6 calendar month                                                                           N/A
                         Preceding 7 calendar month                                                                           N/A
                         Preceding 8 calendar month                                                                           N/A
                         Preceding 9 calendar month                                                                           N/A
                         Preceding 10 calendar month                                                                          N/A
                         Preceding 11 calendar month                                                                          N/A
                         Preceding 12 calendar month                                                                          N/A

Section 4.02(xii)        Details of Mortgage Loans became REO Property during the preceding calendar month
                         (Please refer to the attached report)

Section 4.02(xiii)       Details of Mortgage Loans that became REO Property

Section 4.02(xiv)        Has a Trigger Event Occurred?                                                                         NO

                         Details of Delinquency Trigger
                         Current rolling three month delinquency average                                                0.000000%
                         Prior Period Senior Enhancement Percentage                                                     6.782081%
                         Trigger Threshold (40% of Prior Period Senior Enhancement Percentage)                          2.712832%

                         Details of Cumulative Realized Losses Trigger
                         Cumulative Realized Losses to original pool balance                                            0.000000%
                         Cumulative Realized Losses Threshold                                                           0.000000%
Section 4.02(xv)         Deposit in the Excess Reserve Fund Account (after distribution)                                     0.00

Section 4.02(xvi)        Aggregate Applied Realized Loss Amounts incurred during the preceding calendar month                0.00
                         Aggregate amount of Applied Realized Loss Amounts incurred through this Distribution Date           0.00

Section 4.02(xvii)       Amount of Net Monthly Excess Cash Flow                                                      1,721,630.61
                         Net Monthly Excess Cash Flow allocated for Applied Realized Loss                                    0.00
                         Net Monthly Excess Cash Flow allocated for Unpaid Interest Amounts                                  0.00

Section 4.02(xviii)      Overcollateralization Amount                                                                7,980,237.74
                         Specified Overcollateralized Amount                                                         7,980,237.74

Section 4.02(xix)        Prepayment Premiums collected                                                                  25,644.78

Section 4.02(xx)         Percentage of Aggregate Realized Losses divided by Pool Stated Principal Balance as of Cutoff   0.000000%

Section 4.02(xxi)        Amount distributed on Class X                                                               1,337,946.77
                         Class X Principal Payment                                                                     165,010.68
                         Class X Interest Payment                                                                    1,172,936.09
                         Amount distributed on Class P                                                                  25,644.78
                         Amount distributed on Class R                                                                       0.00
                         Amount distributed on Class RC                                                                      0.00
                         Amount distributed on Class RX                                                                      0.00

Section 4.02(xxii)       Amount Subsequent Recoveries                                                                        0.00

Section 4.02(xxiii)      Record Date                                                                                     06/23/06

Section 4.02(xxiv)       Beginning Net WAC                                                                              6.422695%
Section 4.02(xxiv)       Ending Net WAC                                                                                 6.416458%
Section 4.02(xxiv)       Weighted Average Maturity                                                                         356.48

Section 4.02             Swap Payment Amount Payable by the Supplemental Interest Trust to the Swap Provider           219,179.08
Section 4.02             Swap Receipt Amount Payable by the Swap Provider to the Supplemental Interest Trust                 0.00

Section 4.02             Swap Fixed Payer Payment                                                                    7,220,409.06
Section 4.02             Swap Floating Payer Payment                                                                 7,001,229.98


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.